VARIABLE INTEREST ENTITY (“VIE”) (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
SCHEDULE OF VARIABLE INTEREST ENTITY

The carrying amount of the VIE’s assets and liabilities were as follows:

	As of
	September 30, 2022	December 31, 2021

Current assets	$5,651	$18,850
Current liabilities	(41,393)	(51,272)
Net deficit	$(35,742)	$(32,422)

	As of
	September 30, 2022	December 31, 2021

Current assets:
Cash	$3,997	$17,493
Prepaid taxes	1,654	1,357
Total current assets	$5,651	$18,850

Current liabilities:
Accounts payable – intercompany	$40,306	$49,724
Other payables and accrued liabilities	1,087	1,548
Total current liabilities	$41,393	$51,272

Net deficit	$(35,742)	$(32,422)

The summarized operating results of the VIE’s are as follows:

	For the three months ended September 30,		For the nine months ended September 30,
	2022	2021	2022	2021

Operating revenues	$-	$-	$-	$-
Gross profit	$-	$-	$-	$-
Loss from operations	$(3,743)	$(4,914)	$(6,962)	$(16,881)
Net loss	$(3,743)	$(4,079)	$(6,962)	$(14,028)

The carrying amount of the VIE’s assets and liabilities were as follows:

	As of December 31,
	2021	2020

Current assets	$18,850	$48,717
Current liabilities	(51,272)	(53,573)
Net deficit	$(32,422)	$(4,856)

	As of December 31,
	2021	2020

Current assets:
Cash	$17,493	$37,387
Prepaid taxes	1,357	11,330
Total current assets	$18,850	$48,717

Current liabilities:
Accounts payable – intercompany	$49,724	$51,669
Other payables and accrued liabilities	1,548	1,904
Total current liabilities	$51,272	$53,573

Net deficit	$(32,422)	$(4,856)

The summarized operating results of the VIE’s are as follows:

	For the years ended December 31,
	2021	2020

Operating revenues	$-	$346,907
Gross profit	$-	$4,442
Loss from operations	$(21,966)	$(10,752)
Net loss	$(27,966)	$(24,014)